DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt	$ 225,000	$ 203,851
Unamortized debt issuance costs	(6,755)	(2,293)
Debt, net	218,245	201,558
Current portion of long-term debt	(2,250)	(7,967)
Long-term debt	215,995	193,591
Term loan
Debt Instrument [Line Items]
Total debt	225,000	190,541
Revolving credit facility
Debt Instrument [Line Items]
Total debt	0	4,000
Delayed draw term loan
Debt Instrument [Line Items]
Total debt	0	8,236
Notes payable
Debt Instrument [Line Items]
Notes payable	$ 0	$ 1,074